Intangible Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible Assets
15. INTANGIBLE ASSETS

	2019	2018
Software	128,166	123,649
Mining exploitation rights	—	212,528

Total	128,166	336,177

Cost:	Software	Mining exploitation rights	Total
Balances as of January 1, 2018	381,678	212,528	594,206

Effect of foreign currency exchange differences	1,916	—	1,916
Additions	34,569	—	34,569

Balances as of December 31, 2018	418,163	212,528	630,691

Exchange differences	(406)	—	(406)
Additions	57,078	—	57,078
Transfers (1)	—	(212,528)	(212,528)

Balances as of December 31, 2019	474,835	—	474,835

Accumulated amortization:	Software	Mining exploitation rights	Total
Balances as of January 1, 2018	(248,572)	—	(248,572)

Effect of foreign currency exchange differences	(1,287)	—	(1,287)
Amortization	(44,655)	—	(44,655)

Balances as of December 31, 2018	(294,514)	—	(294,514)

Effect of foreign currency exchange differences	326	—	326
Amortization	(52,481)	—	(52,481)

Balances as of December 31, 2019	(346,669)	—	(346,669)

(1)
The Group initially classified mining exploitation rights as intangible assets. During 2019, the Group acquired the land over which it has mining rights and therefore, it transferred such rights to the property, plant and equipment as such rights are in condition to be used.